Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	HII Technologies, Inc.
Entity Central Index Key	0001085254
Entity Filer Category	Smaller Reporting Company